SHARE CAPITAL - Disclosure of number of issued and outstanding stock options (Details) - Stock Options [Member]	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares	Sep. 30, 2022 shares
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	340,400	212,161	183,161
Options Outstanding and Exercisable, Remaining life (Years)	3 years 1 month 17 days	3 years 3 months 10 days
November 17, 2025 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	71,400
Options Outstanding and Exercisable, Exercisable	71,400
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 6.25
Options Outstanding and Exercisable, Remaining life (Years)	1 year 1 month 17 days
April 28, 2026 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	16,000
Options Outstanding and Exercisable, Exercisable	12,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 38
Options Outstanding and Exercisable, Remaining life (Years)	1 year 6 months 29 days
June 15, 2026 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	16,000
Options Outstanding and Exercisable, Exercisable	12,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 38
Options Outstanding and Exercisable, Remaining life (Years)	1 year 8 months 15 days
December 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	60,000
Options Outstanding and Exercisable, Exercisable	15,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 8.25
Options Outstanding and Exercisable, Remaining life (Years)	3 years 2 months 1 day
February 16, 2028 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	47,000
Options Outstanding and Exercisable, Exercisable	11,750
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 5.25
Options Outstanding and Exercisable, Remaining life (Years)	3 years 4 months 17 days
March 22, 2029 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	130,000
Options Outstanding and Exercisable, Exercisable	32,500
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 1.84
Options Outstanding and Exercisable, Remaining life (Years)	4 years 5 months 23 days